UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D
                              ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                      THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                          May 26, 2006 to June 26, 2006

Commission File Number of issuing entity: 333-127834-14

                     Citigroup Mortgage Loan Trust 2006-CB3
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-127834

                       Citigroup Mortgage Loan Trust Inc.
-------------------------------------------------------------------------------
             (Exact name of depositor as specified in its charter)


              Credit-Based Asset Servicing and Securitization LLC
-------------------------------------------------------------------------------
              (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                 56-2574328, 56-2574326, 56-2574327, 56-2574318
     56-2574442, 56-2574440, 56-2574251, 56-2574265, 56-2574298, 56-2574301
                                ---------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
4 New York Plaza, 6th Floor
New York, NY                                                       10004
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
AV-1              [   ]           [   ]           [ x ]
AV-2              [   ]           [   ]           [ x ]
AV-3              [   ]           [   ]           [ x ]
AV-4              [   ]           [   ]           [ x ]
M-1               [   ]           [   ]           [ x ]
M-2               [   ]           [   ]           [ x ]
M-3               [   ]           [   ]           [ x ]
M-4               [   ]           [   ]           [ x ]
M-5               [   ]           [   ]           [ x ]
M-6               [   ]           [   ]           [ x ]
B-1               [   ]           [   ]           [ x ]
B-2               [   ]           [   ]           [ x ]
B-3               [   ]           [   ]           [ x ]
B-4               [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On June 26, 2006 a distribution was made to holders of Citigroup Mortgage Loan Trust 2006-CB3 C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3. The distribution report is attached as
         Exhibit 99.1 to this Report on Form 10-D.


Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on June 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Citigroup Mortgage Loan Trust 2006-CB3
                                (Issuing Entity)

                            By: Litton Loan Servicing LLC
                                (Servicer)

                                /s/ Elizabeth Folk
                                ------------------------
                                Elizabeth Folk
                                Senior Vice President

                          Date: July 5, 2006

EXHIBIT INDEX

Exhibit
Number        Description

EX-99.1 Monthly report distributed to holders of Citigroup Mortgage Loan Trust 2006-CB3 C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3 relating to the June 26, 2006 distribution.


                                     EX-99.1

                     Citigroup Mortgage Loan Trust 2006-CB3
         C-Bass Mortgage Loan Asset-Backed Certificates, Series 2006-CB3
                                June 26, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
AV1     372,826,000.00    353,589,953.07    18,576,943.43     1,615,906.09    20,192,849.52     0.00       0.00     335,013,009.64
AV2      97,721,000.00     97,721,000.00             0.00       450,928.13       450,928.13     0.00       0.00      97,721,000.00
AV3     127,762,000.00    127,762,000.00             0.00       596,364.62       596,364.62     0.00       0.00     127,762,000.00
AV4      94,547,000.00     94,547,000.00             0.00       448,888.15       448,888.15     0.00       0.00      94,547,000.00
M1       29,062,000.00     29,062,000.00             0.00       139,529.89       139,529.89     0.00       0.00      29,062,000.00
M2       25,692,000.00     25,692,000.00             0.00       123,578.52       123,578.52     0.00       0.00      25,692,000.00
M3       16,005,000.00     16,005,000.00             0.00        77,268.58        77,268.58     0.00       0.00      16,005,000.00
M4       13,899,000.00     13,899,000.00             0.00        68,336.75        68,336.75     0.00       0.00      13,899,000.00
M5       12,635,000.00     12,635,000.00             0.00        62,234.39        62,234.39     0.00       0.00      12,635,000.00
M6       10,530,000.00     10,530,000.00             0.00        52,708.50        52,708.50     0.00       0.00      10,530,000.00
B1       10,108,000.00     10,108,000.00             0.00        54,751.67        54,751.67     0.00       0.00      10,108,000.00
B2        9,688,000.00      9,688,000.00             0.00        52,476.67        52,476.67     0.00       0.00       9,688,000.00
B3        9,267,000.00      9,267,000.00             0.00        50,196.25        50,196.25     0.00       0.00       9,267,000.00
B4        8,425,000.00      8,425,000.00             0.00        45,635.42        45,635.42     0.00       0.00       8,425,000.00
CE        4,212,715.61      4,212,715.61             0.00     1,111,974.74     1,111,974.74     0.00       0.00       4,212,715.61
P               100.00            100.00             0.00       307,751.47       307,751.47     0.00       0.00             100.00
R                 0.00              0.00             0.00             0.00             0.00     0.00       0.00               0.00
RX                0.00              0.00             0.00             0.00             0.00     0.00       0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  842,379,815.61    823,143,768.68    18,576,943.43     5,258,529.84    23,835,473.27     0.00       0.00     804,566,825.25
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                             FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       CURRENT
                          BEGINNING                                                                    ENDING          PASS-THRU
CLASS        CUSIP        PRINCIPAL          PRINCIPAL             INTEREST              TOTAL         PRINCIPAL       RATE
-----------------------------------------------------------------------------------------------------------------------------------
AV1         12489WQU1       948.40476005    49.82738175           4.33420977          54.16159152      898.57737829       5.141250%
AV2         12489WQV9     1,000.00000000     0.00000000           4.61444449           4.61444449    1,000.00000000       5.191250%
AV3         12489WQW7     1,000.00000000     0.00000000           4.66777774           4.66777774    1,000.00000000       5.251250%
AV4         12489WQX5     1,000.00000000     0.00000000           4.74777783           4.74777783    1,000.00000000       5.341250%
M1          12489WQY3     1,000.00000000     0.00000000           4.80111107           4.80111107    1,000.00000000       5.401250%
M2          12489WQZ0     1,000.00000000     0.00000000           4.81000000           4.81000000    1,000.00000000       5.411250%
M3          12489WRA4     1,000.00000000     0.00000000           4.82777757           4.82777757    1,000.00000000       5.431250%
M4          12489WRB2     1,000.00000000     0.00000000           4.91666667           4.91666667    1,000.00000000       5.531250%
M5          12489WRC0     1,000.00000000     0.00000000           4.92555520           4.92555520    1,000.00000000       5.541250%
M6          12489WRD8     1,000.00000000     0.00000000           5.00555556           5.00555556    1,000.00000000       5.631250%
B1          12489WRE6     1,000.00000000     0.00000000           5.41666700           5.41666700    1,000.00000000       6.500000%
B2          12489WRF3     1,000.00000000     0.00000000           5.41666701           5.41666701    1,000.00000000       6.500000%
B3          12489WRG1     1,000.00000000     0.00000000           5.41666667           5.41666667    1,000.00000000       6.500000%
B4          12489WRH9     1,000.00000000     0.00000000           5.41666706           5.41666706    1,000.00000000       6.500000%
CE          12489W9R7     1,000.00000000     0.00000000         263.95675449         263.95675449    1,000.00000000       0.000000%
P           12489W9S5     1,000.00000000     0.00000000   3,077,514.70000000   3,077,514.70000000    1,000.00000000       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                      977.16463931    22.05293038           6.24246895          28.29539933      955.11170892
-----------------------------------------------------------------------------------------------------------------------------------

 If there are any questions or problems with this statement, please contact the
                           Administrator listed below:
                                 Amina Marriott
            JPMorgan Chase Bank, N.A. - Structured Finance Services
                      4 New York Plaza, Floor 6, NY1-E075
                               New York, New York
                              Tel: (212) 623-5415
                       Email: amina.marriott@jpmchase.com



Overcollateralization Amount                                                                                          4,212,815.61
Target Overcollateralization Amount                                                                                   4,211,899.08
Overcollateralization Deficiency Amount                                                                                       0.00
Monthly Excess Interest                                                                                                 943,400.89
Extra Principal Distribution Amount                                                                                           0.00
Servicing Fee Paid                                                                                                      342,949.90
Trustee Fee Paid                                                                                                          1,714.88

Current Advances                                                                                                      1,034,014.89

Principal Prepayments                                                                                                18,172,190.49

Total Beginning Collateral Balance                                                                                  823,143,768.68
Total Ending Collateral Balance                                                                                     804,566,825.25

Total Beginning Number of Loans                                                                                              3,806
Total Ending Number of Loans                                                                                                 3,722

Weighted Average Term to Maturity                                                                                              350

Weighted Average Mortgage Rate for All Loans                                                                             7.474998%

Weighted Average Net Mortgage Rate for All Loans                                                                         6.971620%


      Delinquency by Group
      Group 1
      Category         Number      Principal Balance        Percentage
      1 Month           114          23,881,835.67           2.97%
      2 Month            30           7,205,698.59           0.90%
      3 Month            14           3,444,202.83           0.43%
      Total             158          34,531,737.09           4.29%

      Delinquencies Include Bankruptcies and Foreclosures


      Foreclosure Group Report
      Group Number      Number of Loans     Principal Balance        Percentage
            1                  6                1,845,100.24           0.23%
      Total                    6                1,845,100.24           0.23%


      Foreclosure Scheduled Loan Report
      Group     Loan        Forclosure        Scheduled           Current        Original         Original             Loan
      Number    Number      Date          Principal Balance      Note Rate      Stated Term      LTV Ratio (%)    Origination Date
                                                 0.00             .00000           0.00             0.00
      Total                                      0.00             .00000           0.00             0.00


      Bankruptcy Group Report
      Group Number       Number of Loans          Principal Balance        Percentage
            1                   0                       0.00                0.00%
      Total                     0                       0.00                0.00%


      Bankruptcy Scheduled Loan Report
      Group      Loan        Bankruptcy        Scheduled             Current        Original         Original           Loan
      Number     Number      Date           Principal Balance       Note Rate      Stated Term      LTV Ratio (%)  Origination Date
                             12/30/1899         0.00                 .00000           0.00             0.00           12/30/1899
      Total                                     0.00                 .00000           0.00             0.00


      REO Group Report
      Group Number       Number of Loans      Principal Balance         Percentage
            1                   0                   0.00                  0.00%
      Total                     0                   0.00                  0.00%


      REO Property Scheduled Balance
      Group Number      Loan Number      REO Date       Schedule Principal Balance
                                                                 0.00
      Total                                                      0.00


      REO Book Value Report
      Group Number             Loan Number           Book Value
                                                        0.00


Basis Risk Shortfalls and Net WAC Rate Carry Over Certificate Interest Amounts

AV1 Current Interest Shortfall                                                                                                0.00
AV1 Cumulative Interest Shortfall                                                                                             0.00
AV1 Net WAC Rate Carryover Amount Paid                                                                                        0.00
AV1 Net WAC Rate Carryover Remaining                                                                                          0.00

AV2 Current Interest Shortfall                                                                                                0.00
AV2 Cumulative Interest Shortfall                                                                                             0.00
AV2 Net WAC Rate Carryover Amount Paid                                                                                        0.00
AV2 Net WAC Rate Carryover Remaining                                                                                          0.00

AV3 Current Interest Shortfall                                                                                                0.00
AV3 Cumulative Interest Shortfall                                                                                             0.00
AV3 Net WAC Rate Carryover Amount Paid                                                                                        0.00
AV3 Net WAC Rate Carryover Remaining                                                                                          0.00

AV4 Current Interest Shortfall                                                                                                0.00
AV4 Cumulative Interest Shortfall                                                                                             0.00
AV4 Net WAC Rate Carryover Amount Paid                                                                                        0.00
AV4 Net WAC Rate Carryover Remaining                                                                                          0.00

M1  Current Interest Shortfall                                                                                                0.00
M1  Cumulative Interest Shortfall                                                                                             0.00
M1  Net WAC Rate Carryover Amount Paid                                                                                        0.00
M1  Net WAC Rate Carryover Remaining                                                                                          0.00

M2  Current Interest Shortfall                                                                                                0.00
M2  Cumulative Interest Shortfall                                                                                             0.00
M2  Net WAC Rate Carryover Amount Paid                                                                                        0.00
M2  Net WAC Rate Carryover Remaining                                                                                          0.00

M3  Current Interest Shortfall                                                                                                0.00
M3  Cumulative Interest Shortfall                                                                                             0.00
M3  Net WAC Rate Carryover Amount Paid                                                                                        0.00
M3  Net WAC Rate Carryover Remaining                                                                                          0.00

M4  Current Interest Shortfall                                                                                                0.00
M4  Cumulative Interest Shortfall                                                                                             0.00
M4  Net WAC Rate Carryover Amount Paid                                                                                        0.00
M4  Net WAC Rate Carryover Remaining                                                                                          0.00

M5  Current Interest Shortfall                                                                                                0.00
M5  Cumulative Interest Shortfall                                                                                             0.00
M5  Net WAC Rate Carryover Amount Paid                                                                                        0.00
M5  Net WAC Rate Carryover Remaining                                                                                          0.00

M6  Current Interest Shortfall                                                                                                0.00
M6  Cumulative Interest Shortfall                                                                                             0.00
M6  Net WAC Rate Carryover Amount Paid                                                                                        0.00
M6  Net WAC Rate Carryover Remaining                                                                                          0.00

B1  Current Interest Shortfall                                                                                                0.00
B1  Cumulative Interest Shortfall                                                                                             0.00
B1  Net WAC Rate Carryover Amount Paid                                                                                        0.00
B1  Net WAC Rate Carryover Remaining                                                                                          0.00

B2  Current Interest Shortfall                                                                                                0.00
B2  Cumulative Interest Shortfall                                                                                             0.00
B2  Net WAC Rate Carryover Amount Paid                                                                                        0.00
B2  Net WAC Rate Carryover Remaining                                                                                          0.00

B3  Current Interest Shortfall                                                                                                0.00
B3  Cumulative Interest Shortfall                                                                                             0.00
B3  Net WAC Rate Carryover Amount Paid                                                                                        0.00
B3  Net WAC Rate Carryover Remaining                                                                                          0.00

B4  Current Interest Shortfall                                                                                                0.00
B4  Cumulative Interest Shortfall                                                                                             0.00
B4  Net WAC Rate Carryover Amount Paid                                                                                        0.00
B4  Net WAC Rate Carryover Remaining                                                                                          0.00


Net Interest Shortfalls PSA Section 1.03                                                                                      0.00
Soldiers and Sailors Relief Act                                                                                               0.00
Prepayment Interest Shortfall                                                                                                 0.00

Note: SSCRA and PPIS are treated as one (shortfall) amount
Has the Stepdown Date occurred?                                                                                                 NO
Note: Stepdown not to occur before April 25, 2009 (unless Senior Certificates are paid in full)

Trigger Event Details

Has the Trigger Event Occurred                                                                                                  NO

Rolling 6 Month Prior Delinquency Percentage                                                                        Not Applicable
Total Current Realized Losses                                                                                                 0.00

Cumulative Realized Losses as a Percentage of Original Collateral Balance                                                  0.0000%

Available Funds                                                                                                      23,360,862.82
Interest Remittance Amount                                                                                            4,783,919.39
Principal Remittance Amount                                                                                          18,576,943.43

Mortgage Loans (Principal Balance) purchased by the Servicer                                                                  0.00

Net Swap Payment made by the Trust to the Swap Provider                                                                       0.00

Net Swap Payment made by the Swap Provider to the Trust                                                                 168,573.85

Swap Termination Payment                                                                                                      0.00

Interest Accrual Period
Start Date                                                                                                            May 25, 2006
End Date                                                                                                             June 25, 2006
Number of Days in Accrual Period                                                                                                32


Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.